Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 13 - Segment Reporting

We realize revenue primarily through the sale of synthetic rubber, rubber compound, car window seals, auto parts with two sales channels. The Company managed and reviewed its business as two operating and reporting segments: direct supply and indirect supply models.

The business line distribution of the Company’s information as of and for the years ended December 31, 2024 and 2023, as following:

	For the years ended December 31
	2024	2023

Revenue:
Direct supply model	$-	$1,280,555
Indirect supply model	6,914,900	8,709,595
OEM supply model	14,806	-
Total	6,929,706	9,990,150

Gross profit:
Direct supply model	-%	23%
Indirect supply model	(1)%	(4)%
OEM supply model	(54)%	-%
Total	(11)%	(4)%

Loss from operations:
Direct supply model	(444,696)	(145,276)
Indirect supply model	(71,975)	(450,600)
OEM supply model	(23,475)	-
Corporate	(1,260,254)	(557,333)

Net loss before tax
Direct supply model	(856,534)	(374,144)
Indirect supply model	(71,975)	(450,600)
OEM supply model	(23,475)	-
Corporate	(1,215,644)	(557,333)

	December 31,	December 31,
	2024	2023

Reportable assets
Direct supply model	$10,699,826	$10,930,729
Indirect supply model	8,863,009	6,837,818
Corporate	2,135,293	2,069,222
Total	21,698,128	19,837,769

All long-term assets are managed under direct supply model by the chief operating decision maker.